Income Taxes (Details 1) (USD $)	4 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012
Summary of difference between actual tax benefit and the expected tax benefit
Expected tax expense (benefit) - Federal	$ (2,000)	$ (23,000)
Expected tax expense (benefit) - State
Change in valuation allowance	2,000	23,000
Actual tax expense (benefit)